Convertible Debts - Series D Convertible Note (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Convertible Debts
Interest expense	$ 1,792	$ 2,034
Derivative liability - conversion feature embedded in convertible debt		$ 393
Series D Convertible Note
Convertible Debts
Interest rate		6.00%
Carrying amount	0	$ 1,924
Interest expense	0	17
Derivative liability - conversion feature embedded in convertible debt	393
Threshold qualified financing amount triggering conversion of debt	$ 40,000
Stock price trigger	80.00%
Threshold valuation cap	$ 750,000
Threshold valuation cap in the event of liquidation	750,000
Threshold post-money valuation cap in the event of maturity	$ (300,000)
Series D Convertible Note | Maximum
Convertible Debts
Principal amount		$ 40,000